SHAREHOLDER DIVIDEND RESTRICTION AND MINIMUM STATUTORY CAPITAL (10-K)	12 Months Ended
Dec. 31, 2010
SHAREHOLDER DIVIDEND RESTRICTION AND MINIMUM STATUTORY CAPITAL [Abstract]
SHAREHOLDER DIVIDEND RESTRICTION AND MINIMUM STATUTORY CAPITAL

3.        SHAREHOLDER DIVIDEND RESTRICTION AND MINIMUM STATUTORY CAPITAL

At December 31, 2010, substantially all of consolidated shareholders’ equity represents net assets of UTG’s subsidiaries.  The payment of cash dividends to shareholders by UTG is not legally restricted.  However, the state insurance department regulates insurance company dividend payments where the company is domiciled.  UG and AC’s dividend limitations are described below.

UG is an Ohio domiciled insurance company, which requires five days prior notification to the insurance commissioner for the payment of an ordinary dividend.  Ordinary dividends are defined as the greater of: a) prior year statutory net income or b) 10% of statutory capital and surplus.  For the year ended December 31, 2010, UG had statutory net income of $4,796,439.  At December 31, 2010, UG’s statutory capital and surplus amounted to $30,442,880.  Extraordinary dividends (amounts in excess of ordinary dividend limitations) require prior approval of the insurance commissioner and are not restricted to a specific calculation.  UG paid dividends of $2,725,000 and $0 to UTG in 2010 and 2009, respectively. None of the dividends paid were considered to be an extraordinary dividend.

AC is a Texas domiciled insurance company, which requires eleven days prior notification to the insurance commissioner for the payment of an ordinary dividend. Ordinary dividends are defined as the greater of: a) prior year statutory earnings from operations or b) 10% of statutory surplus.  At December 31, 2010, AC statutory earnings from operations were $2,024,641.  At December 31, 2010 AC, statutory surplus was $8,434,448.  Extraordinary dividends (amounts in excess of ordinary dividend limitations) require prior approval of the insurance commissioner and are not restricted to a specific calculation.  AC paid ordinary dividends of $728,130 and $0 during 2010 and 2009, respectively.

UG is required to maintain minimum statutory surplus of $2,500,000. AC is required to maintain minimum statutory surplus of $1,400,000.